Goodwill (Details) - Schedule changes in carrying value of goodwill - Ambulnz, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Balance at beginning	$ 6,307,440	$ 6,265,255
Goodwill acquired during the period	303,117	42,185
Balance at ending	$ 6,610,557	$ 6,307,440